FINANCIAL RISK MANAGEMENT - MARKET RISK - CASH FLOW AND FAIR VALUE INTEREST RATE RISK (Details) - Interest rate risk [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing debts	¥ 0	¥ 0
Average interest rate on cash and cash equivalents	1.35%	1.32%
Average interest rate on short term deposits	2.25%	2.25%
Average interest rate on long term deposits	4.13%	4.13%